Condensed Consolidated Statements of Changes in Equity - GBP (£) £ in Thousands	Total	Issued capital [member]	Share premium [member]	Other capital reserves [member]	Employee benefit trust [member]	Other reserves [member]	Accumulated losses [member]	Translation reserve
Beginning balance at Dec. 31, 2020	£ (14,971)	£ 1,017	£ 161,785	£ 128,374	£ (1,305)	£ 5,001	£ (309,693)	£ (150)
Profit (loss) for the period	12,088						12,088
Other comprehensive income/(loss)	(26)							(26)
Total comprehensive (loss)/income for the period, attributable to equity holders of the parent	12,062						12,088	(26)
Share-based payments	1,760			1,760
Issuance of share capital, net	79,210	601	78,609
Exercise of share options	46			(108)	154
Conversion of warrants	2,574	16	158			2,400
Ending balance at Jun. 30, 2021	80,681	1,634	240,552	130,026	(1,151)	7,401	(297,605)	(176)
Beginning balance at Dec. 31, 2021	88,002	1,755	247,460	129,835	(1,140)	7,401	(296,968)	(341)
Profit (loss) for the period	(19,158)						(19,158)
Other comprehensive income/(loss)	(1,775)							(1,775)
Total comprehensive (loss)/income for the period, attributable to equity holders of the parent	(20,933)						(19,158)	(1,775)
Share-based payments	2,446			2,446
Exercise of share options				(82)	82
Issuance of warrants	70			70
Ending balance at Jun. 30, 2022	£ 69,585	£ 1,755	£ 247,460	£ 132,269	£ (1,058)	£ 7,401	£ (316,126)	£ (2,116)